Accrued Liabilities (Details) - Warranty obligations (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Warranty obligations [Abstract]
Balance at beginning of year	$ 281	$ 274	$ 291
Provisions	72	125
Deductions	(65)	(142)
Balance at end of year	$ 281	$ 274	$ 291